Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Large Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — 92.5%
Aerospace & Defense — 3.0%
Hexcel Corp.	30,254	$1,015,021
Raytheon Technologies Corp.	65,070	3,744,128
		4,759,149
Agriculture — 2.1%
Philip Morris International, Inc.	44,543	3,340,280
Airlines — 0.4%
Southwest Airlines Co.	16,062	602,325
Auto Parts & Equipment — 1.6%
BorgWarner, Inc.	28,844	1,117,417
Gentex Corp.	54,210	1,395,907
		2,513,324
Banks — 8.0%
Citigroup, Inc.	48,846	2,105,751
JPMorgan Chase & Co.	46,948	4,519,684
Northern Trust Corp.	24,740	1,928,978
The Goldman Sachs Group, Inc.	4,717	947,975
Wells Fargo & Co.	137,443	3,231,285
		12,733,673
Biotechnology — 5.6%
Alexion Pharmaceuticals, Inc.*	29,262	3,348,450
Amgen, Inc.	22,011	5,594,316
		8,942,766
Commercial Services — 1.2%
Robert Half International, Inc.	35,536	1,881,276
Computers — 5.2%
Cognizant Technology Solutions Corp., Class A	21,138	1,467,400
Leidos Holdings, Inc.	35,979	3,207,528
Lumentum Holdings, Inc.*	9,011	676,996
MAXIMUS, Inc.	43,310	2,962,837
		8,314,761
Distribution & Wholesale — 1.9%
LKQ Corp.*	108,404	3,006,043
Diversified Financial Services — 1.6%
Capital One Financial Corp.	8,509	611,457
LPL Financial Holdings, Inc.	25,653	1,966,815
		2,578,272
Electrical Components & Equipment — 2.3%
Emerson Electric Co.	45,635	2,992,287
Littelfuse, Inc.	3,441	610,227
		3,602,514
Electronics — 3.7%
Dolby Laboratories, Inc., Class A	33,686	2,232,708
Garmin Ltd.	16,257	1,542,139
Hubbell, Inc.	5,600	766,304
Keysight Technologies, Inc.*	13,154	1,299,352
		5,840,503
	Number of Shares	Value†

Engineering & Construction — 0.9%
EMCOR Group, Inc.	20,680	$1,400,243
Healthcare Services — 2.9%
Anthem, Inc.	12,952	3,478,778
Quest Diagnostics, Inc.	9,600	1,099,104
		4,577,882
Home Builders — 2.6%
D.R. Horton, Inc.	55,045	4,163,053
Household Products & Wares — 0.4%
Avery Dennison Corp.	5,410	691,614
Insurance — 9.4%
Aflac, Inc.	25,262	918,274
Berkshire Hathaway, Inc., Class B*	32,063	6,827,495
Fidelity National Financial, Inc.	69,664	2,181,180
Reinsurance Group of America, Inc.	12,482	1,188,162
The Allstate Corp.	40,825	3,843,265
		14,958,376
Internet — 2.4%
F5 Networks, Inc.*	30,985	3,804,028
Machinery — Diversified — 2.4%
Altra Industrial Motion Corp.	33,064	1,222,376
Crane Co.	16,350	819,626
Curtiss-Wright Corp.	11,825	1,102,799
The Middleby Corp.*	7,862	705,300
		3,850,101
Media — 4.6%
Comcast Corp., Class A	130,734	6,047,755
Discovery, Inc., Class A*	55,521	1,208,692
		7,256,447
Metal Fabricate/Hardware — 0.9%
Valmont Industries, Inc.	12,260	1,522,447
Mining — 0.8%
BHP Group Ltd., ADR	23,425	1,211,307
Oil & Gas — 4.1%
Chevron Corp.	14,114	1,016,208
ConocoPhillips	25,080	823,627
EOG Resources, Inc.	23,383	840,385
Helmerich & Payne, Inc.	40,287	590,205
Murphy USA, Inc.*	18,106	2,322,457
Phillips 66	16,411	850,746
		6,443,628
Pharmaceuticals — 8.6%
Cigna Corp.	17,371	2,942,821
Pfizer, Inc.	157,999	5,798,563
Roche Holding AG, ADR	115,282	4,935,223
		13,676,607

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Large Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Real Estate — 1.7%
CBRE Group, Inc., Class A*	58,081	$2,728,065
Retail — 5.6%
Dollar General Corp.	3,090	647,726
MSC Industrial Direct Co., Inc., Class A	6,457	408,599
Target Corp.	19,882	3,129,824
Walmart, Inc.	33,820	4,731,756
		8,917,905
Semiconductors — 1.1%
Lam Research Corp.	3,084	1,023,117
MKS Instruments, Inc.	7,260	793,010
		1,816,127
Software — 0.9%
Akamai Technologies, Inc.*	12,389	1,369,480
Telecommunications — 5.4%
Ciena Corp.*	14,960	593,762
Cisco Systems, Inc.	53,522	2,108,232
Verizon Communications, Inc.	98,167	5,839,955
		8,541,949
Transportation — 1.2%
Kansas City Southern	10,432	1,886,419
TOTAL COMMON STOCKS (Cost $143,293,268)		146,930,564

REAL ESTATE INVESTMENT TRUSTS — 0.6%
Apartments — 0.6%
Mid-America Apartment Communities, Inc. (Cost $847,893)	7,980	925,281

SHORT-TERM INVESTMENTS — 6.8%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.000%) (Cost $10,781,521)	10,781,521	10,781,521
TOTAL INVESTMENTS — 99.9% (Cost $154,922,682)		$158,637,366
Other Assets & Liabilities — 0.1%		103,880
TOTAL NET ASSETS — 100.0%		$158,741,246

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.

Country Weightings as of 09/30/2020††
United States	95%
Switzerland	4
Australia	1
Total	100%
††	% of total investments as of September 30, 2020

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